UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2007



[GRAPHIC OMITTED]
USAA EAGLE LOGO(R)




                           USAA EMERGING MARKETS Fund


                      3RD QUARTER Portfolio of Investments


                                February 28, 2007






                                                                      (Form N-Q)

48477-0407                                   (C)2007, USAA. All rights reserved.
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USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               EQUITY SECURITIES (97.8%)

               COMMON STOCKS (89.9%)

               CONSUMER DISCRETIONARY (8.8%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    12,300     Cheil Industries, Inc.                             $         505
                                                                ---------------
               APPAREL RETAIL (0.3%)
   223,200     Truworths International Ltd.                               1,050
                                                                ---------------
               AUTO PARTS & EQUIPMENT (0.6%)
 1,740,000     Brilliance China Automotive Holdings Ltd.*                   428
    24,065     Hyundai Mobis                                              1,993
                                                                 --------------
                                                                          2,421
                                                                ---------------
               AUTOMOBILE MANUFACTURERS (1.9%)
 1,034,876     China Motor Corp. Ltd.(a)                                    987
 4,077,800     Denway Motors Ltd.                                         1,618
    28,838     Hyundai Motor Co. Ltd.                                     2,113
    99,700     Mahindra & Mahindra Ltd.                                   1,845
    23,200     Mahindra & Mahindra Ltd. GDR                                 429
   149,300     Proton Holdings Berhad                                       307
                                                                ---------------
                                                                          7,299
                                                                ---------------
               BROADCASTING & CABLE TV (0.1%)
 1,127,500     ABS-CBN Broadcasting Corp. PDR*                              534
                                                                ---------------
               DEPARTMENT STORES (0.8%)
    24,212     Hyundai Department Store Co. Ltd.                          2,173
     1,500     Shinsegae Co. Ltd.                                           863
                                                                ---------------
                                                                          3,036
                                                                ---------------
               EDUCATIONAL SERVICES (0.3%)
     7,823     Megastudy Co., Ltd.                                        1,126
                                                                ---------------
               FOOTWEAR (0.4%)
    91,200     Grendene S.A.                                              1,104
   546,000     Prime Success International Group Ltd.                       576
                                                                ---------------
                                                                          1,680
                                                                ---------------
               GENERAL MERCHANDISE STORES (0.5%)
 2,126,000     C.P. 7-Eleven Public Co. Ltd.                                356
   287,200     Mr. Price Group Ltd.                                       1,180
   118,000     Siam Makro Public Co. Ltd.                                   286
                                                                ---------------
                                                                          1,822
                                                                ---------------
               HOME FURNISHINGS (0.4%)
   584,230     Nien Made Enterprise Co. Ltd.(a)                             540
   215,797     Steinhoff International Holdings Ltd.                        777
                                                                ---------------
                                                                          1,317
                                                                ---------------
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                        (continued)


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               HOMEBUILDING (0.2%)
       136,600 Corporacion GEO, S.A. de C.V.*                     $         740
                                                                ---------------
               HOMEFURNISHING RETAIL (0.2%)
        22,820 Ellerine Holdings Ltd.                                       253
        70,000 Lewis Group Ltd.                                             658
                                                                ---------------
                                                                            911
                                                                ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.4%)
       370,600 Resorts World Berhad                                       1,587
                                                                ---------------
               HOUSEHOLD APPLIANCES (0.2%)
       107,500 Arcelik A.S.                                                 727
                                                                ---------------
               LEISURE PRODUCTS (0.3%)
       670,000 Li Ning Co. Ltd.                                           1,261
                                                                ---------------
               RESTAURANTS (0.6%)
       636,800 Alsea de Mexico S.A.B. de CV                               1,050
       348,000 Fu Ji Food & Catering Services                             1,062
                                                                ---------------
                                                                          2,112
                                                                ---------------
               TEXTILES (0.8%)
       331,780 Far Eastern Textile Ltd.(a)                                  279
       704,000 Nien Hsing Textile Co. Ltd.(a)                               423
     1,181,500 Texwinca Holdings Ltd.                                       839
     1,038,000 Weiqiao Textile Co. Ltd. "H"                               1,462
                                                                ---------------
                                                                          3,003
                                                                ---------------
               TIRES & RUBBER (0.7%)
        50,000 Hankook Tire Co. Ltd.                                        817
       137,820 Kumho Tire Co., Inc.                                       1,771
                                                                ---------------
                                                                          2,588
                                                                ---------------
               Total Consumer Discretionary                              33,719
                                                                ---------------

               CONSUMER STAPLES (4.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.7%)
     5,857,800 Charoen Pokphand Foods Public Co. Ltd.                       799
     2,812,500 Global Bio-chem Technology Group Co. Ltd.                    774
       180,000 IOI Corp. Berhad                                             992
                                                                ---------------
                                                                          2,565
                                                                ---------------
               BREWERS (0.2%)
        30,300 Compania Cervecerias Unidas S.A. ADR                         895
                                                                ---------------
               FOOD RETAIL (0.5%)
       827,500 Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"     2,098
                                                                ---------------
               HOUSEHOLD PRODUCTS (0.2%)
       157,840 Kimberly-Clark de Mexico S.A. de C.V. "A"                    664
                                                                ---------------
               HYPERMARKETS & SUPER CENTERS (0.7%)
         5,580 Lotte Shopping Co. Ltd.                                    2,018
        50,500 Massmart Holdings Ltd.                                       586
                                                                ---------------
                                                                          2,604
                                                                ---------------
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                        (continued)


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (0.3%)
       228,000 China Mengniu Dairy                                $         624
       121,800 Gruma S.A. "B"                                               385
       160,000 Thai Union Frozen Products Public Co. Ltd.                   108
                                                                ---------------
                                                                          1,117
                                                                ---------------
               PERSONAL PRODUCTS (0.5%)
       426,000 Hengan International Group Co. Ltd.                        1,178
        47,600 Natura Cosmeticos S.A.                                       604
                                                                ---------------
                                                                          1,782
                                                                ---------------
               SOFT DRINKS (1.1%)
        57,850 Coca Cola Femsa S.A. de C.V. ADR                           1,996
       125,200 Embotelladoras Arca S.A.                                     449
         6,100 Fomento Economico Mexicano                                   673
       541,900 Grupo Continental S.A.                                     1,116
                                                                ---------------
                                                                          4,234
                                                                ---------------
               TOBACCO (0.6%)
        21,400 KT&G Corp.                                                 1,293
       993,900 PT Gudang Garam Tbk                                        1,181
                                                                ---------------
                                                                          2,474
                                                                ---------------
               Total Consumer Staples                                    18,433
                                                                ---------------

               ENERGY (10.5%)
               --------------
               INTEGRATED OIL & GAS (7.9%)
     2,014,000 China Petroleum and Chemical Corp. "H"                     1,614
        72,750 LUKoil Holdings ADR(b)                                     5,769
         7,000 MOL Hungarian Oil and Gas Nyrt.                              753
       281,200 OAO Gazprom ADR                                           11,450
        33,600 Petrobras Energia S.A. ADR "B"*                              355
       986,000 PetroChina Co. Ltd. "H"                                    1,156
        56,396 Petroleo Brasileiro S.A. ADR                               5,098
       142,600 PTT Public Co. Ltd.                                          872
        60,060 SASOL Ltd.                                                 1,936
        20,400 Surgutneftegaz ADR(b)                                       1208
                                                                ---------------
                                                                         30,211
                                                                ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        18,900 Tenaris S.A.                                                 858
                                                                ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
     4,074,600 CNOOC Ltd.                                                 3,291
        47,700 JKX Oil & Gas plc                                            271
        34,900 NovaTek OAO GDR(a)                                         1,902
                                                                ---------------
                                                                          5,464
                                                                ---------------
               OIL & GAS REFINING & MARKETING (0.9%)
        28,150 Gail India Ltd. GDR                                        1,041
       197,580 Petrol Ofisi A.S.                                            818
         8,571 S-Oil Corp.                                                  619
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USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
        54,100 Tupras-Turkiye Petrol Rafinerileri A.S.            $       1,043
                                                                ---------------
                                                                          3,521
                                                                ---------------
               Total Energy                                              40,054
                                                                ---------------

               FINANCIALS (20.2%)
               ------------------
               DIVERSIFIED BANKS (13.9%)
       390,000 Asya Katilim Bankasi AS*                                   1,794
         9,600 Banco Bradesco S.A. ADR                                      353
       266,300 Bangkok Bank Public Co. Ltd.                                 884
       335,510 Bank Hapoalim Ltd.                                         1,552
     1,841,000 Bank of China Ltd. "H"*                                      881
     1,326,648 Bank of the Philippine Islands                             1,695
       210,000 Bumiputra-Commerce Holdings Berhad                           560
     1,608,700 China Construction Bank Corp. "H"                            902
     3,356,168 Chinatrust Financial Holding Co. Ltd.(a)                   2,670
        10,200 Credicorp Ltd.                                               488
     2,996,805 First Financial Holding Co. Ltd.(a)                        2,180
       534,800 FirstRand Ltd.                                             1,772
     1,057,000 Fubon Financial Holding Co. Ltd.(a)                          974
       289,700 Grupo Financiero Banorte SA                                1,124
        15,000 Hana Financial Group, Inc.                                   796
        12,200 HDFC Bank Ltd. ADR                                           810
        54,700 ICICI Bank Ltd. ADR                                        2,097
     1,414,300 Industrial and Commercial Bank of China Ltd. "H"*            780
       629,900 Kasikornbank Public Co. Ltd.                               1,185
        14,190 Komercni Banka A.S.                                        2,321
        39,100 Kookmin Bank                                               3,521
        23,230 Kookmin Bank ADR*                                          2,075
        58,390 Korea Exchange Bank                                          840
       701,900 Malayan Banking  Berhad                                    2,505
       510,000 Mega Financial Holding Co. Ltd.(a)                           339
       161,764 Nedcor Ltd.                                                3,015
     7,000,000 PT Bank Pan Indonesia Tbk*                                   437
       390,000 Public Bank Berhad                                           980
       585,500 Siam Commercial Bank Public Co. Ltd.                       1,136
     4,809,639 SinoPac Holdings Co.(a)                                    2,408
       133,400 Standard Bank Group Ltd.                                   1,854
        85,410 State Bank of India Ltd. GDR                               4,996
       840,000 Taishin Financial Holdings Co. Ltd.*(a)                      438
       246,700 Turkiye Garanti Bankasi A.S.                                 943
       330,409 Turkiye Is Bankasi                                         1,567
                                                                ---------------
                                                                         52,872
                                                                ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
        11,000 Korea Investment Holdings Co. Ltd.                           549
                                                                ---------------
               LIFE & HEALTH INSURANCE (0.8%)
       458,000 China Life Insurance Co. Ltd. "H"                          1,231
       765,254 Sanlam Ltd.                                                2,006
                                                                ---------------
                                                                          3,237
                                                                ---------------

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                        (continued)


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (0.3%)
         6,500 Samsung Fire & Marine Insurance Co. Ltd.           $       1,146
                                                                ---------------
               MULTI-SECTOR HOLDINGS (0.8%)
       818,000 AMMB Holdings Berhad                                         780
     1,075,300 Sime Darby Berhad                                          2,394
                                                                ---------------
                                                                          3,174
                                                                ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
       424,560 Alexander Forbes Ltd.*                                       966
       132,100 Investec Ltd.                                              1,562
        19,224 Samsung Securities Co. Ltd.                                1,072
        64,310 Shinhan Financial Group Co. Ltd.                           3,626
                                                                ---------------
                                                                          7,226
                                                                ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.5%)
     2,694,100 Ayala Land, Inc.                                             846
     1,223,000 Cathay Real Estate Development Co. Ltd.*(a)                  808
     1,488,000 China Overseas Land and Investment Ltd.                    1,503
       680,000 China Resources Land Ltd.                                    696
       138,600 Consorcio ARA, S.A. de C.V.                                  870
       406,000 Hopson Development Holdings Ltd.                             941
        67,300 MK Land Holdings Berhad                                       12
                                                                ---------------
                                                                          5,676
                                                                ---------------
               REGIONAL BANKS (0.8%)
     2,320,500 Krung Thai Bank Public Co. Ltd.                              791
        18,000 OTP Bank Nyrt.                                               771
       788,200 PT Bank Danamon Indonesia Tbk                                496
     1,871,500 PT Bank Rakyat Indonesia                                     974
                                                                ---------------
                                                                          3,032
                                                                ---------------
               REITS - RETAIL (0.1%)
     1,395,200 SM Prime Holdings, Inc.                                      316
                                                                ---------------
               Total Financials                                          77,228
                                                                ---------------

               HEALTH CARE (1.9%)
               ------------------
               PHARMACEUTICALS (1.9%)
       276,130 Aspen Pharmacare Holdings Ltd.*                            1,345
     6,888,500 PT Kalbe Farma Tbk*                                          920
        38,700 Taro Pharmaceutical Industries Ltd.*(b)                      353
       127,300 Teva Pharmaceutical Industries Ltd. ADR                    4,527
                                                                ---------------
                                                                          7,145
                                                                ---------------
               Total Health Care                                          7,145
                                                                ---------------

               INDUSTRIALS (7.1%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.3%)
     2,973,200 Sinotrans Ltd. "H"                                         1,153
                                                                ---------------
               AIRLINES (0.1%)
       318,400 Thai Airways International Public Co. Ltd.(a)                395
                                                                ---------------

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USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               AIRPORT SERVICES (0.1%)
         7,240 Grupo Aeroportuario del Sureste
               S.A. de C.V. ADR "B"                               $         323
                                                                ---------------
               BUILDING PRODUCTS (0.6%)
       316,200 Aveng Ltd.                                                 1,727
       452,260 Taiwan Cement Corp.(a)                                       376
                                                                ---------------
                                                                          2,103
                                                                ---------------
               CONSTRUCTION & ENGINEERING (1.4%)
        78,800 Barloworld Ltd.                                            1,890
        19,809 Daelim Industrial Co. Ltd.                                 1,693
       298,100 Gamuda Berhad                                                570
         7,500 GS Engineering & Construction Corp.                          685
       820,800 Italian-Thai Development Public Co. Ltd.                     121
       363,700 Manila Electric Co. "B"                                      536
                                                                ---------------
                                                                          5,495
                                                                ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
         4,800 Hyundai Heavy Industries Co. Ltd.                            821
         4,900 Hyundai Mipo Dockyard Co. Ltd.                               796
                                                                ---------------
                                                                          1,617
                                                                ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
       691,100 Delta Electronics Public Co. Ltd.                            355
        40,745 LG Electronics, Inc.                                       2,583
       265,250 Radiant Opto-Electronics Corp.(a)                            420
       116,400 Reunert Ltd.                                               1,232
     3,141,440 Yageo Corp.*(a)                                            1,352
                                                                ---------------
                                                                          5,942
                                                                ---------------
               HIGHWAYS & RAILTRACKS (0.0%)
       204,600 PLUS Expressways Berhad                                      172
                                                                ---------------
               INDUSTRIAL CONGLOMERATES (1.3%)
        50,262 Bidvest Group Ltd.                                           980
        74,341 Koc Holding AS*                                              324
       268,200 Murray & Roberts Holdings Ltd.                             1,988
       684,000 Shanghai Industrial Holdings Ltd.                          1,602
                                                                ---------------
                                                                          4,894
                                                                ---------------
               INDUSTRIAL MACHINERY (0.5%)
        32,000 Doosan Infracore Co. Ltd.                                    675
     2,364,000 Shanghai Prime Machinery Co. Ltd. "H"*                     1,059
                                                                ---------------
                                                                          1,734
                                                                ---------------
               MARINE (0.1%)
       334,000 China Shipping Development Co. Ltd. "H"                      461
                                                                ---------------
               RAILROADS (0.2%)
       353,000 Zhuzhou CSR Times Electric Co. Ltd. "H"*                     670
                                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
        26,000 GS Holdings Corp.                                            889
                                                                ---------------
               TRUCKING (0.3%)
        50,100 Localiza Rent a Car S.A.                                   1,323
                                                                ---------------

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USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               Total Industrials                                         27,171
                                                                ---------------

               INFORMATION TECHNOLOGY (12.8%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.4%)
     2,788,050 Benq Corp.*(a)                                     $       1,332
                                                                ---------------
               COMPUTER HARDWARE (1.7%)
     3,348,117 Compal Electronics, Inc.(a)                                2,921
       123,000 Nan Ya Printed Circuit Board Corp.(a)                        800
     1,590,482 Quanta Computer, Inc.(a)                                   2,675
                                                                ---------------
                                                                          6,396
                                                                ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
       489,000 Asustek Computer, Inc.(a)                                  1,275
        89,000 Catcher Technology Co. Ltd.(a)                               873
         7,426 Samsung SDI Co. Ltd.                                         498
     1,976,000 TPV Technology Ltd.                                        1,178
                                                                ---------------
                                                                          3,824
                                                                ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.8%)
       441,000 Delta Electronics, Inc.(a)                                 1,408
       517,000 Hon Hai Precision Industry Corp. Ltd.(a)                   3,527
        39,620 LG Philips LCD Co. Ltd.*                                   1,302
         4,400 LG Philips LCD Co. Ltd. ADR*                                  71
       853,057 Optimax Technology Corp.*(a)                                 479
                                                                ---------------
                                                                          6,787
                                                                ---------------
               INTERNET SOFTWARE & SERVICES (0.5%)
        14,800 NHN Corp.*                                                 2,027
                                                                ---------------
               IT CONSULTING & OTHER SERVICES (0.8%)
        32,800 Infosys Technologies Ltd. ADR                              1,780
        56,100 Satyam Computer Services                                   1,209
                                                                ---------------
                                                                          2,989
                                                                ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
       655,000 Advanced Semiconductor Engineering, Inc.*(a)                 766
       483,638 Sunplus Technology Co. Ltd.(a)                               562
       263,700 Wistron Corp.(a)                                             363
                                                                ---------------
                                                                          1,691
                                                                ---------------
               SEMICONDUCTORS (5.8%)
     1,438,000 Powerchip Semiconductor Corp.(a)                             923
        19,586 Samsung Electronics Co., Ltd.                             11,793
       150,600 Siliconware Precision Industries Co. ADR(b)                1,368
     1,438,000 Taiwan Semicon Man(a)                                      2,875
     8,929,144 United Microelectronics Corp.(a)                           5,330
                                                                ---------------
                                                                         22,289
                                                                ---------------
               SYSTEMS SOFTWARE (0.4%)
        30,890 Check Point Software Technologies Ltd.*                      698
        78,200 Datasul S.A.*                                                791
                                                                ---------------
                                                                          1,489
                                                                ---------------
               Total Information Technology                              48,824
                                                                ---------------
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USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 ------------------------------------------------------------------------------

               MATERIALS (11.6%)
               -----------------
               ALUMINUM (0.4%)
       466,100 Hindalco Industries Ltd. GDR                       $       1,515
                                                                ---------------
               COMMODITY CHEMICALS (0.1%)
       256,000 Formosa Plastics Corp.(a)                                    452
                                                                ---------------
               CONSTRUCTION MATERIALS (1.7%)
        43,000 Cemex S.A. de C.V. ADR*                                    1,461
       925,698 Cemex S.A. de C.V. CPO*                                    3,153
        38,000 Orascom Construction Industries                            1,922
                                                                ---------------
                                                                          6,536
                                                                ---------------
               DIVERSIFIED CHEMICALS (1.6%)
         8,750 Cherepovets MK Severstal GDR(a)                              119
        95,190 Hanwha Chemical Corp.                                      1,355
        37,840 LG Chem Ltd.                                               1,748
        45,100 Reliance Industries Ltd. GDR                               2,787
                                                                ---------------
                                                                          6,009
                                                                ---------------
               DIVERSIFIED METALS & MINING (0.8%)
        21,000 Chelyabinsk Zinc Factory GDR*(a)                             312
        61,200 Kumba Iron Ore Ltd.*                                       1,079
         2,590 Mining and Metallurgical Co. Norilsk Nickel ADR              460
     1,321,000 Yanzhou Coal Mining Co. Ltd. "H"                           1,211
                                                                ---------------
                                                                          3,062
                                                                ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
        41,800 Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos
               Vegetais S.A.*                                               222
                                                                ---------------
               PAPER PACKAGING (0.7%)
       560,634 Nampak Ltd.                                                1,803
       536,000 Nine Dragons Paper Holdings Ltd.                           1,110
                                                                ---------------
                                                                          2,913
                                                                ---------------
               PAPER PRODUCTS (0.7%)
        35,000 Hansol Paper Co. Ltd.*                                       505
       106,073 Sappi Ltd.                                                 1,504
        31,250 Votorantim Celulose e Papel S.A. ADR(b)                      560
                                                                ---------------
                                                                          2,569
                                                                ---------------
               PRECIOUS METALS & MINERALS (0.7%)
        91,100 Impala Platinum Holdings Ltd.                              2,595
                                                                ---------------
               SPECIALTY CHEMICALS (0.3%)
       587,000 Formosa Chemicals & Fibre Corp.(a)                         1,123
                                                                ---------------
               STEEL (4.5%)
       962,000 Angang Steel Co. Ltd.                                      1,497
     1,094,000 China Steel Corp.(a)                                       1,199
       207,700 Companhia Vale Do Rio Doce                                 6,138
         8,597 El Ezz Steel Rebars S.A.E.*                                   78
        40,000 Evraz Group S.A. GDR                                       1,324
        20,700 Gerdau S.A.                                                  355

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USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 ------------------------------------------------------------------------------
    49,000      Grupo Simec S.A. de C. V. ADR*(b)                 $         554
    14,150      Hyundai Steel Co.                                           499
    10,680      Novolipetsk Steel Corp. GDR(a)                              278
     9,010      POSCO                                                     3,377
     9,470      POSCO ADR                                                   878
    36,400      Ternium S.A. ADR*                                           979
                                                                ---------------
                                                                         17,156
                                                                ---------------
               Total Materials                                           44,152
                                                                ---------------

               TELECOMMUNICATION SERVICES (9.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.5%)
     3,951,500 China Telecom Corp. Ltd. "H"                               1,831
       127,146 Chunghwa Telecom Co. Ltd. ADR                              2,453
        19,500 GVT Holding SA*                                              200
         6,730 KT Corp.                                                     301
        66,900 KT Corp. ADR*                                              1,504
       232,300 Magyar Tavkozlesi Rt.                                      1,138
       204,370 Mahanagar Telephone Nigam Ltd. ADR                         1,222
        33,800 Philippine Long Distance Telephone Co.                     1,616
     1,072,300 PT Indonesian Satellite Corp. Tbk                            693
     1,301,500 PT Telekomunikasi Indonesia Tbk                            1,268
        36,400 Sistema JSFC GDR                                           1,039
        13,700 Tele Norte Leste Participacoes S.A.                          352
         7,100 Telecom Argentina SA ADR "B"*                                153
        57,830 Telefonos de Mexico S.A. de C.V. ADR "L"                   1,679
       194,997 Telekomunikacja Polska S.A.                                1,487
         6,690 Telkom SA Ltd.                                               151
                                                                ---------------
                                                                         17,087
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES (4.5%)
       670,946 America Movil S.A. de C.V. "L"                             1,466
        82,500 America Movil S.A. de C.V. ADR "L"                         3,614
       412,500 China Mobile Ltd.                                          3,833
       250,000 Digi.com Berhad                                            1,213
         5,600 Globe Telecom, Inc.                                          149
       150,400 MTN Group Ltd.                                             1,831
         7,700 Orascom Telecom Holding SAE                                  553
         2,210 SK Telecom Co. Ltd.                                          461
        70,460 SK Telecom Co. Ltd. ADR                                    1,607
       642,720 Taiwan Moblie Co. Ltd.(a)                                    619
       366,110 Turkcell Iletisim Hizmetleri AS                            1,853
                                                                ---------------
                                                                         17,199
                                                                ---------------
               Total Telecommunication Services                          34,286
                                                                ---------------

               UTILITIES (3.2%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
    17,993,300 Centrais Electricas Brasileiras S.A.                         382
        25,400 CPFL Energia S.A.                                            338
     4,483,400 Huadian Power International Corp. Ltd. "H"                 1,572
     1,275,800 Huaneng Power International, Inc. "H"                      1,096
        56,620 Korea Electric Power Corp.                                 2,381
        13,300 Korea Electric Power Corp. ADR*                              279

10
 P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 ------------------------------------------------------------------------------
        20,800 RAO Unified Energy System GDR                      $       2,469
        15,777 Reliance Energy Ltd. GDR*(a)                                 513
       280,000 Tenaga Nasional Berhad                                       959
                                                                ---------------
                                                                          9,989
                                                                ---------------
               GAS UTILITIES (0.2%)
        14,000 Korea Gas Corp.                                              547
                                                                ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     2,556,600 PNOC Energy Development Corp.*                               306
       371,000 SPI Electronic Co. Ltd.(a)                                   510
                                                                ---------------
                                                                            816
                                                                ---------------
               WATER UTILITIES (0.2%)
     3,390,600 Companhia de Saneamento Basico do Estado
               de Sao Paulo (SABESP)                                        453
         7,900 Companhia de Saneamento Basico do Estado
               de Sao Paulo (SABESP) ADR                                    267
                                                                ---------------
                                                                            720
                                                                ---------------
               Total Utilities                                           12,072
                                                                ---------------
               Total Common Stocks (cost: $290,850)                     343,084
                                                                ---------------

               PREFERRED SECURITIES (7.9%)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               TEXTILES (0.4%)
    10,483,700 Companhia de Tecidos Norte de Minas                        1,332
                                                                ---------------
               Total Consumer Discretionary                               1,332
                                                                ---------------

               CONSUMER STAPLES (0.4%)
               -----------------------
               HYPERMARKETS & SUPER CENTERS (0.4%)
        43,450 Companhia Brasileira de Distribuicao
               Grupo Pao de Acucar ADR                                    1,301
                                                                ---------------
               Total Consumer Staples                                     1,301
                                                                ---------------

               ENERGY (1.2%)
               -------------
               INTEGRATED OIL & GAS (1.2%)
        56,800 Petroleo Brasileiro S.A. ADR                               4,634
                                                                ---------------
               Total Energy                                               4,634
                                                                ---------------

               FINANCIALS (2.2%)
               -----------------
               DIVERSIFIED BANKS (2.2%)
        29,064 Banco Bradesco S.A.                                        1,071
        87,320 Banco Itau S.A. ADR(b)                                     2,987
        32,200 Bradespar S.A.                                               910
        41,500 Uniao De Bancos Brasileiros S.A. (Unibanco) GDR            3,547
                                                                ---------------
                                                                          8,515
                                                                ---------------
               Total Financials                                           8,515
                                                                ---------------

                                                                              11
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==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               INDUSTRIALS (0.6%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
        24,844 Embraer Empresa Brasileira de Aeronautica
               S.A. ADR                                           $       1,127
                                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
       234,000 Itausa - Investments Itau S.A.                             1,257
                                                                ---------------
               Total Industrials                                          2,384
                                                                ---------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               INTERNET SOFTWARE & SERVICES (0.1%)
        65,200 Universo Online S.A.*                                        321
                                                                ---------------
               SEMICONDUCTORS (0.2%)
         1,500 Samsung Electronic                                           693
                                                                ---------------
               Total Information Technology                               1,014
                                                                ---------------

               MATERIALS (0.4%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
       160,600 Braskem S.A. "A"                                           1,044
                                                                ---------------
               PAPER PACKAGING (0.1%)
       198,300 Klabin S.A.                                                  480
                                                                ---------------
               STEEL (0.0%)
         4,400 Gerdau S.A.                                                   75
                                                                ---------------
               Total Materials                                            1,599
                                                                ---------------

               TELECOMMUNICATION SERVICES (1.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
        33,830 Brasil Telecom Participacoes S.A. ADR                      1,370
       224,230 Tele Norte Leste Participacoes S.A. ADR(b)                 2,908
        22,085 Telecomunicacoes de Sao Paulo S.A. - Telesp                  540
                                                                ---------------
                                                                          4,818
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   443,686,184 Telemig Celular Participacoes S.A.                           807
        43,800 Tim Participacoes S.A. ADR(b)                              1,387
                                                                ---------------
                                                                          2,194
                                                                ---------------
               Total Telecommunication Services                           7,012
                                                                ---------------

               UTILITIES (0.6%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
    35,913,900 Centrais Electricas Brasileiras S.A. "B"                     755
    20,573,100 Companhia Energetica de Minas Gerais (CEMIG)                 980

12
 P O R T F O L I O
==================--------------------------------------------------------------
                        of INVESTMENTS
                        (continued)


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)
                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES     SECURITY                                                    (000)
 -------------------------------------------------------------------------------
    55,839,300 Companhia Paranaense de Energia-Copel              $         648
                                                                ---------------
                                                                          2,383
                                                                ---------------
               Total Utilities                                            2,383
                                                                ---------------
               Total Preferred Securities (cost: $25,032)                30,174
                                                                ---------------
               Total Equity Securities
               (cost: $315,882)                                         373,258
                                                                ---------------


               MONEY MARKET INSTRUMENTS (2.4%)

               MONEY MARKET FUNDS (2.4%)
     1,432,454 SSgA Money Market Fund, 4.98% (c)                          1,432
     7,552,205 SSgA Prime Money Market Fund, 5.20% (c)                    7,552
                                                                ---------------
               Total Money Market Instruments
               (cost: $8,984)                                             8,984
                                                                ---------------

                                                                         MARKET
    NUMBER                                                                VALUE
 OF SHARES     SECURITY                                                   (000)
 -------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.7%)(D)

               MONEY MARKET FUNDS (0.0%)
       129,525 AIM Short-Term Investment Co.
               Liquid Assets Portfolio, 5.26% (c)                           130
                                                                ---------------
               Total Money Market Funds                                     130
                                                                ---------------

 PRINCIPAL                                                               MARKET
    AMOUNT                                                                VALUE
     (000)     SECURITY                                                   (000)
 -------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (3.7%)(E)
       $ 7,000 Credit Suisse First Boston, LLC, 5.31%, acquired on
                     2/28/2007 and due 3/01/2007 at $7,000
                     (collateralized by $7,425 of Fannie Mae Discount
                     Notes (f), 5.12% (g), due 11/30/2007; market value
                     $7,142)                                              7,000
         6,000 Deutsche Bank Securities, Inc., 5.32%, acquired on
                     2/28/2007 and due 3/01/2007 at $6,000
                     (collateralized by $6,055 of Federal Home Loan
                     Bank Notes (f), 5.40%, due 10/21/2014; market
                     value $6,125)                                        6,000
         1,000 Morgan Stanley & Co., Inc., 5.30%, acquired on
                     2/28/2007 and due 3/1/2007 at $1,000
                     (collateralized by $1,240 of Fannie Mae Notes
                     (f), 5.70%, due 10/5/2021; market value $1,270)      1,000
                                                                ---------------
               Total Repurchase Agreements                               14,000
                                                                ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $14,130)         14,130
                                                                ---------------


               TOTAL INVESTMENTS (COST: $338,996)             $         396,372
                                                                ===============

                                                                              13
  N O T E S
=================--------------------------------------------------------------
                   to Portfolio of INVESTMENTS


USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

14

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=================--------------------------------------------------------------
                   to Portfolio of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)


4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $63,821,000 and $6,445,000, respectively, resulting in net unrealized appreciation of $57,376,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $381,313,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

E. CPO - Certificate of ordinary participation.

F. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

G. PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

H. REIT - Real Estate Investment Trust

                                                                              15
  N O T E S
=================--------------------------------------------------------------
                   to Portfolio of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2007 (UNAUDITED)


SPECIFIC NOTES
(a) Security was fair valued at February 28, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) The security or a portion thereof was out on loan as of February 28, 2007. The aggregate fair market value of the loaned portion of these securities as of February 28, 2007, was approximately $13,479,000.
(c) Rate represents the money market fund annualized seven-day yield at February 28, 2007.
(d) The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of
     international   securities   loaned.   Cash   collateral   is  invested  in
     high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
(e) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
(f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.
* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.